                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:   March 31, 2004

Check here if Amendment [   ]; Amendment Number: _______________
         This Amendment (Check only one.):       [  ] is a restatement.
                                                 [  ] adds new holdings entries.


Institutional Investment Manager Filing Report:

Name:             Schootse Poort Vermogensbeheer B.V.
Address:          P.O. Box 6191
                  5600 HD Eindhoven
                  The Netherlands

Form 13F File Number:      28-10285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. J. Snippe                          Mr. G.M. van de Luitgaarden
Title:      Chief Executive Officer                Chief Financial Officer
Phone:      011-31-40-273-7106                     011-31-40-273-2824


Signature, Place and Date of Signing:


/s/ Mr. J. Snippe                   Eindhoven, The Netherlands                  April 14, 2004
---------------------------         -----------------------------------         -----------------
/s/ Mr. G.M. van de Luitgaarden     Eindhoven, The Netherlands                  April 14, 2004
--------------------------------    -----------------------------------         ------------------
         [Signature]                         [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


Report Summary:


Number of Other Included Managers:          1
                                    -----------------

Form 13F Information Table Entry Total:     5
                                         ------------

Form 13F Information Table Value Total: U.S.$115,715
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----
         01       28-10286                  Koninklijke Philips Electronics N.V.



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
                                                      Column4           Column5            Column6     Column7           Column8
Column1                 Column2         Column3    value in USD     SHRS or SH/PUT       Investment     Other       Voting Authority
Name of issuer          Title of class  Cusip       (x $ 1,000)    PRN AMT PRN CALL      Discretion    Managers     Sole/Shared/None
--------------          --------------  ---------  ------------    ----------------      ----------    --------     ----------------
BUSINESS OBJECTS SA-    SPON ADR        12328X107      8,703            289,800            DEFINED        1               SOLE
FAR EASTERN TEXTILE     SPON ADR        307331306      1,322            297,376            DEFINED        1               SOLE
SK TELECOM LTD-ADR      SPON ADR        78440P108      6,465            289,400            DEFINED        1               SOLE
SPDR TRUST SERIES 1     COMMON SHARE    78462F103      90,751           797,600            DEFINED        1               SOLE
UTSTARCOM INC           COMMON SHARE    918076100      8,474            290,800            DEFINED        1               SOLE

TOTAL                                                115,715